EATON VANCE MUTUAL FUNDS TRUST
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                            Telephone: (617) 482-8260
                            Telecopy: (617) 338-8054


                                  CERTIFICATION



     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Mutual Funds Trust (the "Registrant") (1933 Act File No. 2-90946) certifies (a) that the forms of prospectus and statement of additional information dated July 16, 2003 with respect to Eaton Vance Tax-Managed Dividend Income Fund, a series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 90 ("Amendment No. 90") to the Registrant's Registration Statement on Form N-1A and (b) that Amendment No. 90 was filed electronically with the Commission (Accession No. 0000940394-03-000508) on July 16, 2003.

                                EATON VANCE MUTUAL FUNDS TRUST


                                By:     /s/ Alan R. Dynner
                                        ----------------------------
                                        Alan R. Dynner, Esq.
                                        Secretary


Dated:  July 21, 2003